Satellites, Property and Other Equipment	12 Months Ended
Dec. 31, 2019
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Property and other equipment	Right-of-use assets(2)	Assets under construction	Total
Cost as at January 1, 2018	$3,180,178	$239,220	$—	$376,965	$3,796,363
Additions	—	538	—	78,373	78,911
Cumulative effect adjustment(1)	(4,172)	—	—	3,134	(1,038)
Disposals/retirements	—	(3,622)	—	—	(3,622)
Reclassifications and transfers from assets under construction	448,216	17,229	—	(465,445)	—
Impact of foreign exchange	45,348	1,690	—	18,110	65,148
Cost as at December 31, 2018	3,669,570	255,055	—	11,137	3,935,762
Cumulative effect adjustment (Note 3)	—	(474)	26,732	—	26,258
Additions	—	797	2,798	7,843	11,438
Disposals/retirements	(77,322)	(7,306)	(104)	—	(84,732)
Reclassifications and transfers from assets under construction	—	7,652	—	(7,652)	—
Impact of foreign exchange	(39,133)	(1,486)	(285)	(153)	(41,057)
Cost as at December 31, 2019	$3,553,115	$254,238	$29,141	$11,175	$3,847,669
Accumulated depreciation and impairment as at January 1, 2018	$(1,857,192)	$(147,324)	$—	$—	$(2,004,516)
Depreciation	(209,987)	(14,864)	—	—	(224,851)
Cumulative effect adjustment(1)	1,433	—	—	—	1,433
Disposals/retirements	—	3,207	—	—	3,207
Impact of foreign exchange	(7,050)	(946)	—	—	(7,996)
Accumulated depreciation and impairment as at December 31, 2018	(2,072,796)	(159,927)	—	—	(2,232,723)
Cumulative effect adjustment (Note 3)	—	92	—	—	92
Depreciation	(225,675)	(14,890)	(2,401)	—	(242,966)
Disposals/retirements	77,322	6,379	—	—	83,701
Impact of foreign exchange	2,328	798	34	—	3,160
Accumulated depreciation and impairment as at December 31, 2019	$(2,218,821)	$(167,548)	$(2,367)	$—	$(2,388,736)
Net carrying values
As at December 31, 2018	$1,596,774	$95,128	$—	$11,137	$1,703,039
As at December 31, 2019	$1,334,294	$86,690	$26,774	$11,175	$1,458,933

(1)      A cumulative effect adjustment was recorded on January 1, 2018, as a result of the implementation of IFRS 15, Revenue from Contracts with Customers due to additional interest required to be capitalized as a result of a significant financing component existing on certain revenue agreements. Net of the accumulated depreciation adjusted on January 1, 2018, the impact on satellites, property and other equipment was an increase of $0.4 million.

(2)      Right-of-use assets consisted primarily of property leases.

Certain leases which were signed were not capitalized as at December 31, 2019. Based upon the assessed lease term, the expected undiscounted cash flows totaled $10.8 million.

Substantially all of the Company’s satellites, property and other equipment have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities and Senior Secured Notes as at December 31, 2019 (December 31, 2018 — former senior secured credit facilities) (Note 24).

Borrowing costs

For the year ended December 31, 2019 there were no borrowing costs capitalized (December 31, 2018 — $19.1 million, December 31, 2017 — $18.3 million). The average capitalization rate was 7% in 2018 and 5% in 2017. Of this balance, borrowing costs of $0.4 million and $1.2 million were capitalized to intangible assets for the years ended December 31, 2018 and 2017, respectively, with the remaining balance capitalized to satellites, property and other equipment.

Impairment

No impairment was recognized for the years ended December 31, 2019, 2018 and 2017.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.